Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

a.	Due to a related party

As of June 30, 2024, due to a related party of $46,675 primarily represented advances provided by Mr. Gang Li, Chairman of the Company, to fund the Company’s operations. These payables were unsecured, non-interest bearing, and due on demand. All expenses and liabilities were paid by Mr. Gang Li on behalf of the Company, and recorded in the Company’s unaudited condensed consolidated financial statements in a timely manner. The outstanding amount is expected to be repaid before December 31, 2024.

b.	Other related party transactions

Several related parties provided guarantees in connection with the Company’s short-term bank loans (see Note 12).

Pursuant to a Premises Use Agreement dated April 30, 2020 and a Supplemental Agreement dated June 18, 2020, Urumqi Plastic Surgery Hospital Co., Ltd., a PRC company controlled by Mr. Gang Li, provided approximately 5,382 square feet office space for the Company’s headquarters without charge. The term of the agreement is from January 1, 2020 to June 25, 2028, unless otherwise terminated by either party.